Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Depreciation of vessels and equipment	$ 83.4	$ 70.1	$ 71.4
Interest costs capitalized to vessels and equipment	$ 8.2	$ 3.1	$ 1.3
Spain [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Tax rate in Spain	28.00%
Number of vessels | Vessel	2
Effective income tax rate on revenue by Spanish vessels tax credit	90.00%
Effective tax rate on revenues by Spanish vessels	2.80%
Conventional Tankers [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Estimated useful life in years	25 years
Liquefied Petroleum Gas [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Estimated useful life in years	30 years
Liquefied Natural Gas [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Estimated useful life in years	35 years